Earnings per share (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) Option	Dec. 31, 2021 Option
Share options
Earnings per share
Anti-dilutive share options | Option	1,290,294	0
LTIP
Earnings per share
Consideration for issuance of share options | £	£ 0